Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended	4 Months Ended	9 Months Ended			12 Months Ended	14 Months Ended	16 Months Ended	21 Months Ended			26 Months Ended	28 Months Ended	33 Months Ended			38 Months Ended	40 Months Ended	45 Months Ended		50 Months Ended	52 Months Ended	57 Months Ended	62 Months Ended	69 Months Ended	74 Months Ended	81 Months Ended	86 Months Ended	93 Months Ended	98 Months Ended	105 Months Ended	117 Months Ended
	Feb. 14, 2023	Feb. 02, 2022	Jun. 22, 2021	Sep. 01, 2017	Feb. 01, 2016	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000248589
Account Value [Line Items]
Line Graph and Table Measure Name											TCW Artificial Intelligence ETF
Accumulated Value				$ 10,000		$ 10,640						$ 11,182					$ 12,702					$ 18,313				$ 24,995			$ 15,544		$ 19,336		$ 28,379		$ 39,985
C000248590
Account Value [Line Items]
Line Graph and Table Measure Name											TCW Durable Growth ETF
Accumulated Value					$ 10,000					$ 11,230						$ 15,544					$ 17,191				$ 21,796			$ 24,480		$ 34,386		$ 26,838		$ 31,341		$ 44,436	$ 43,166
C000224885
Account Value [Line Items]
Line Graph and Table Measure Name											TCW Transform 500 ETF
Accumulated Value			$ 10,000				$ 10,887						$ 9,067					$ 10,020					$ 13,876				$ 16,936
C000237925
Account Value [Line Items]
Line Graph and Table Measure Name											TCW Transform Supply Chain ETF
Accumulated Value	$ 10,000							$ 9,437						$ 13,104					$ 14,699
C000228741
Account Value [Line Items]
Line Graph and Table Measure Name											TCW Transform Systems ETF
Accumulated Value		$ 10,000							$ 10,109						$ 10,261					$ 14,917				$ 20,957